INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC tax rate	25.00%	25.00%	25.00%
Tax provision (credit) at PRC enterprise income tax rate	$ (370)	$ 1,251	$ 264
Expenses not deductible for tax purpose	1,224	717	260
Share-based compensation not deductible for tax purpose	366	420	1,532
Income not taxable for tax purposes	(599)	(706)	(981)
Net change in valuation allowance	1,623	910	342
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(911)	(1,081)	(473)
Effect of the different income tax rates in other jurisdictions	21	(34)	(145)
Effect of withholding tax on undistributed earnings	349	554	229
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	150	150
Utilization of tax loss previously not recognized	(979)	(1,053)	(341)
Overprovision in prior year	(81)	(236)	(264)
Others	(21)	(13)	(1)
Total income tax expense	$ 772	$ 879	$ 422